SHARE CAPITAL AND RESERVES (Details 8) - shares	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Balance	26,667
Restricted Share Units [Member]
IfrsStatementLineItems [Line Items]
Balance	163,957	750,000
Vested	(163,957)	(487,502)
Cancelled		(98,541)
Balance		163,957